Share-Based Payments (Details) $ / shares in Units, $ in Thousands	1 Months Ended		4 Months Ended	12 Months Ended
	Sep. 30, 2024 shares	Jun. 30, 2023 shares	Apr. 30, 2023 $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021	Apr. 13, 2023 shares
Share-Based Payments [Line Items]
Granted share awards				1,755,000	4,443,000	1,658,000
Weighted average exercise price (in Dollars per share) | $ / shares				$ 14.31	$ 5.6	$ 4.58
Weighted average remaining contractual life				7 years 4 months 13 days	7 years 10 months 13 days
Share-based payments (in Dollars) | $				$ 34,000	$ 45,500
Expected dividend (in Dollars) | $				$ 0
Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Number of shares issued (in Shares)				7,258,176	6,130,708	5,436,385			4,384,796,703
2021 Plan [Member]
Share-Based Payments [Line Items]
Granted share awards			46,805,600				139,690,400	1,097,852,000
Number of shares for each award grants an option (in Shares)							1
Weighted average exercise price (in Dollars per share) | $ / shares			$ 0.03
2021 Plan [Member] | Bottom of range [member]
Share-Based Payments [Line Items]
Vesting period				2 years
2021 Plan [Member] | Top of range [member]
Share-Based Payments [Line Items]
Vesting period				7 years
2023 Plan [Member]
Share-Based Payments [Line Items]
Granted share awards				1,754,512	4,443,271	1,256,122
Number of shares for each award grants an option (in Shares)				1
Exchange ratio									0.00858
2023 Plan [Member] | Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Number of shares issued (in Shares)									21,877,912
2023 Plan [Member] | Bottom of range [member]
Share-Based Payments [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares				$ 0.01	$ 0.01	$ 3.5
Vesting period				2 years
2023 Plan [Member] | Top of range [member]
Share-Based Payments [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares				$ 21.67	$ 10.59	$ 11.49
Vesting period				7 years
2023 Performance Plan [Member]
Share-Based Payments [Line Items]
Issue of equity shares (in Shares)		11,128,861
Proceeds from exercised shares (in Dollars) | $				$ 3,500	$ 5,200	$ 400
2023 Performance Plan [Member] | Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Number of shares issued (in Shares)		1,112,886
FreeChain Inc [Member]
Share-Based Payments [Line Items]
Granted share awards	830,000
FreeChain Inc [Member] | Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Number of shares issued (in Shares)	6,400,000
FreeChain Inc [Member] | Holdback Shares [Member]
Share-Based Payments [Line Items]
Number of shares issued (in Shares)	128,000
FreeChain Inc [Member] | Bottom of range [member]
Share-Based Payments [Line Items]
Vesting period				5 years
FreeChain Inc [Member] | Top of range [member]
Share-Based Payments [Line Items]
Vesting period				7 years